Schedule of segment revenue, significant segment expenses, operating profit or loss and other financial information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Revenue	$ 24,000,000.0
Operating expenses:
General and administrative	1,516,967	$ 1,350,742
Salaries, benefits, contractor costs	10,444,538	12,820,835
Marketing and commissions	23,653,247	18,471,073
Product and technology development	2,943,474	2,277,688
Depreciation and amortization	1,239,340	1,345,798
Total operating expenses	41,080,236	37,970,814
Operating loss	(17,064,871)	(19,997,066)
Other expense:
Stock based Compensation		7,824,176
Foreign currency loss	(498,207)	1,642,828
Other non-operating (income) / expense, net	1,125,010	(256,899)
Net loss before income taxes	(18,502,661)	(26,544,958)
Income tax benefit
Net loss	(18,502,661)	(26,544,958)
Reportable Geographical Components [Member]
Segment Reporting [Line Items]
Revenue	24,015,365	17,973,748
Operating expenses:
General and administrative	1,516,967	1,350,742
Salaries, benefits, contractor costs	10,444,538	12,820,835
Marketing and commissions	23,653,247	18,471,073
Travel	180,755	546,081
Professional fees	1,101,915	1,158,597
Product and technology development	2,943,474	2,277,688
Depreciation and amortization	1,239,340	1,345,798
Total operating expenses	41,080,236	37,970,814
Operating loss	(17,064,871)	(19,997,066)
Other expense:
Interest expense	810,987	1,176,502
Loss from change in fair-value of convertible Shareholder loans		(3,838,715)
Stock based Compensation		7,824,176
Foreign currency loss	(498,207)	1,642,828
Other non-operating (income) / expense, net	1,125,010	(256,899)
Net loss before income taxes	(18,502,661)	(26,544,958)
Income tax benefit
Net loss	(18,502,661)	(26,544,958)
NIGERIA | Reportable Geographical Components [Member]
Segment Reporting [Line Items]
Revenue	23,685,961	15,457,807
Operating expenses:
General and administrative	15,259	145,310
Salaries, benefits, contractor costs	864,508	600,668
Marketing and commissions	23,222,253	15,475,641
Travel	56,054	105,939
Professional fees	112,015	1,042
Product and technology development
Depreciation and amortization
Total operating expenses	24,270,089	16,328,600
Operating loss	(584,128)	(870,793)
Other expense:
Interest expense	189,722
Loss from change in fair-value of convertible Shareholder loans
Stock based Compensation
Foreign currency loss	(421,973)	(11)
Other non-operating (income) / expense, net
Net loss before income taxes	(351,877)	(870,782)
Income tax benefit
Net loss	(351,877)	(870,782)
SOUTH AFRICA | Reportable Geographical Components [Member]
Segment Reporting [Line Items]
Revenue	302,858	2,394,017
Operating expenses:
General and administrative	14,699	233,333
Salaries, benefits, contractor costs	498,168	1,112,039
Marketing and commissions	324,528	2,602,230
Travel		547
Professional fees	10,301
Product and technology development	5,672	4,456
Depreciation and amortization
Total operating expenses	853,368	3,952,605
Operating loss	(550,510)	(1,552,588)
Other expense:
Interest expense	240,668	6,267
Loss from change in fair-value of convertible Shareholder loans
Stock based Compensation
Foreign currency loss	80,811	(62)
Other non-operating (income) / expense, net
Net loss before income taxes	(871,989)	(1,564,793)
Income tax benefit
Net loss	(871,989)	(1,564,793)
UNITED KINGDOM | Reportable Geographical Components [Member]
Segment Reporting [Line Items]
Revenue		514
Operating expenses:
General and administrative	1,387,822	772,750
Salaries, benefits, contractor costs	8,206,360	9,379,853
Marketing and commissions	96,776	268,555
Travel	124,671	439,595
Professional fees	843,082	1,139,895
Product and technology development	2,928,457	2,240,959
Depreciation and amortization	1,239,340	1,345,798
Total operating expenses	14,826,508	15,587,405
Operating loss	(14,826,508)	(15,586,891)
Other expense:
Interest expense	378,078	1,130,382
Loss from change in fair-value of convertible Shareholder loans		(3,838,715)
Stock based Compensation		7,824,176
Foreign currency loss	50,100	1,644,959
Other non-operating (income) / expense, net	1,125,010	(256,899)
Net loss before income taxes	(16,379,696)	(22,090,794)
Income tax benefit
Net loss	(16,379,696)	(22,090,794)
Other [Member] | Reportable Geographical Components [Member]
Segment Reporting [Line Items]
Revenue	26,546	121,410
Operating expenses:
General and administrative	99,187	199,349
Salaries, benefits, contractor costs	875,502	1,728,275
Marketing and commissions	9,690	124,647
Travel	30
Professional fees	136,517	17,660
Product and technology development	9,345	32,273
Depreciation and amortization
Total operating expenses	1,130,271	2,102,204
Operating loss	(1,103,725)	(1,980,794)
Other expense:
Interest expense	2,519	39,853
Loss from change in fair-value of convertible Shareholder loans
Stock based Compensation
Foreign currency loss	(207,145)	(2,058)
Other non-operating (income) / expense, net
Net loss before income taxes	(899,099)	(2,018,589)
Income tax benefit
Net loss	$ (899,099)	$ (2,018,589)